Investment Objectives and Goals - RUNNING OAK EFFICIENT GROWTH ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	RUNNING OAK EFFICIENT GROWTH ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Running Oak Efficient Growth ETF (the “Fund”) seeks long-term growth of capital.